Schedule of reconciliation of the healthcare liabilities (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
IfrsStatementLineItems [Line Items]
Actuarial liability at the beginning of the year	R$ 758,426
Actuarial liability at the end of the year	584,288	R$ 758,426
Post Employment Healthcare Benefits [Member]
IfrsStatementLineItems [Line Items]
Actuarial liability at the beginning of the year	678,880	892,396	R$ 897,137
Expenses recognized in income for the year	42,355	57,731	69,907
Sponsor's contributions transferred in prior year	(73,324)	(81,340)	(82,081)
Recognition of actuarial loss/(gain)	(63,623)	(189,907)	7,433
Actuarial liability at the end of the year	R$ 584,288	R$ 678,880	R$ 892,396